Corporate Information - Additional Information (Detail)	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2017 Destinations Country Aircraft Flights	Dec. 01, 2016 County Destinations	Jul. 01, 2015 Destinations Country Airlines
Parent company information [line items]
Commercial alliance with United Airlines - Renewal extension period	5 years
Number of aircraft | Aircraft		100
Aircraft average useful life		8 years
Aerorepublica, S. A. ("Copa Colombia") [member]
Parent company information [line items]
Number of destinations			14
Aerorepublica, S. A. ("Copa Colombia") [member] | Domestic [member]
Parent company information [line items]
Number of countries | County			6
Aerorepublica, S. A. ("Copa Colombia") [member] | International [member]
Parent company information [line items]
Number of countries | County			8
Aerorepublica, S. A. ("Copa Colombia") [member] | South, Central America and Caribbean [member]
Parent company information [line items]
Number of countries | County			8
Compania Panamena de Aviacion, S. A. - Copa Airlines [member]
Parent company information [line items]
Number of countries | Country		31
Number of daily scheduled flights | Flights		347
Compania Panamena de Aviacion, S. A. - Copa Airlines [member] | International [member]
Parent company information [line items]
Number of destinations		200
Compania Panamena de Aviacion, S. A. - Copa Airlines [member] | North, Central and South America and the Caribbean [Member]
Parent company information [line items]
Number of destinations		75
ConnectMiles [member] | Star Alliance Airlines [member]
Parent company information [line items]
Number of destinations				1,300
Number of countries | Country				190
ConnectMiles [member] | Star Alliance Airlines [member] | Bottom of range [member]
Parent company information [line items]
Number of airlines | Airlines				28